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W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

August 28, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Initial Registration Statement on Form N-4 for
       Metropolitan Life Insurance Company
       First MetLife Investors Variable Annuity Account One (File No. 811-04001) (MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio ArchitectSM - C Share Option)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding this Initial Registration Statement, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
----------------------------
W. Thomas Conner

Attachment
cc:    Michele H. Abate, Esq.
       John B. Towers, Esq.

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